UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2002.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     August 25, 2002



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       57
Form 13F Information Table Value Total:	      241,927,000




			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Costco Wholesale Corp.          22160K105      13,999   362,479   Sole   None
Berkshire Hathaway      B       084670207      13,601     6,088   Sole   None
Walgreen Company                931422109      10,216   264,462   Sole   None
Phillips Petroleum              718507106       9,650   163,892   Sole   None
Microsoft Corp.                 594918104       9,650   176,415   Sole   None
Wells Fargo & Co.               949746101       9,504   189,858   Sole   None
PepsiCo, Inc.                   713448108       9,440   195,843   Sole   None
Health Mgmt Assoc               421933102       9,258   459,452   Sole   None
Viacom Inc.             B       925524308       9,231   208,041   Sole   None
Johnson & Johnson               478160104       8,803   168,450   Sole   None
Comcast Corp.           A       200300200       8,649   362,797   Sole   None
Pfizer, Inc                     717081103       8,152   232,921   Sole   None
Washington Mutual               939322103       7,721   208,056   Sole   None
AT&T Liberty Media              001957208       6,512   651,166   Sole   None
Ace Ltd.                        004644100       6,435   203,654   Sole   None
Intuit                          461202103       5,931   119,290   Sole   None
American Standard               029712106       5,877    78,250   Sole   None
Estee Lauder Company            518439104       5,821   165,361   Sole   None
United Technologies             913017109       5,807    85,517   Sole   None
Rent A Center                   76009N100       5,786    99,750   Sole   None
General Electric                369604103       5,456   187,803   Sole   None
Timberland Company              887100105       5,433   151,670   Sole   None
Yum Brands Inc.                 895953107       5,386   184,138   Sole   None
Parker-Hannifin                 701094104       5,303   110,970   Sole   None
Cendant                         151313103       5,162   325,055   Sole   None
Mueller Industries              624756102       5,076   159,880   Sole   None
RehabCare Group, Inc.           759148109       4,947   205,810   Sole   None
Merck & Company, Inc.           589331107       4,787    94,532   Sole   None
Sealed Air Corp                 81211K100       4,506   111,900   Sole   None
Cisco Systems                   17275R102       4,270   306,113   Sole   None
Federal Home Loan               313400301       3,943    64,436   Sole   None
Berkshire Hathaway      A       084670108       3,540        53   Sole   None
Waters Corporation              941848103       2,600    97,381   Sole   None
Sun Microsystems                866810104       1,410   281,449   Sole   None
Joy Global                      481165108         880    50,775   Sole   None
First American Corp             318522307         807    35,130   Sole   None
Stage Stores, INC.              85254C305         732    21,075   Sole   None
BJs Wholesale Club              05548J106         728    18,910   Sole   None
General Dynamics                369550108         662     6,225   Sole   None
Chevron Texaco                  166764100         637     7,202   Sole   None
Maverick Tube Corp.             577914104         632    42,125   Sole   None
Triad Hospitals                 89579K109         609    14,375   Sole   None
Skywest                         830879102         573    24,500   Sole   None
Darden Restaurants              237194105         558    22,628   Sole   None
Interactive Data                45840J107         553    38,020   Sole   None
Jack Henry & Assoc. Inc.        426281101         520    31,200   Sole   None
US Bancorp                      902973304         490    21,000   Sole   None
Kerr-McGee Corp                 492386107         454     8,485   Sole   None
Matthews International          577128101         452    19,350   Sole   None
Electronic Data Systems Corp.   285661104         270     7,275   Sole   None
Bristol Myers Squibb            110122108         240     9,105   Sole   None
Conseco Inc.                    208464107         209   104,550   Sole   None
Encore Medical Corp.            29256E109          48    14,975   Sole   None
OneCap                          68243P108           8    10,000   Sole   None
Finova Group Inc.               317928109           3    28,425   Sole   None
Microbest, Inc.                 59500X108           1    13,506   Sole   None
Frontier Insurance              359081106           1    10,000   Sole   None

